Significant Accounting Policies Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Recorded expense associated with doubtful accounts	$ 31	$ 32	$ 26
Net aggregate financing receivables	$ 214	$ 188
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	0.50%